SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2018
Segmented Information
SEGMENTED INFORMATION

Business Segments

The Company operates in three primary segments – the Mining segment, the Environmental Services segment and the Corporate and Other segment. The Mining segment has historically been further subdivided into geographic regions, being Canada, Africa and Asia, and includes activities related to exploration, evaluation and development, mining, milling (including toll milling) and the sale of mineral concentrates. The Africa and Asia Mining segments were disposed of in 2016 and 2015 respectively. The Environmental Services segment includes the results of the Company’s environmental services business, DES. The Corporate and Other segment includes management fee income earned from UPC and general corporate expenses not allocated to the other segments. Management fee income has been included with general corporate expenses due to the shared infrastructure between the two activities.

For the year ended December 31, 2018, reportable segment results were as follows:

(in thousands)	Canada Mining	DES	Corporate and Other	Total

Statement of Operations:
Revenues	4,239	9,298	2,013	15,550

Expenses:
Operating expenses	(7,528)	(8,211)	(209)	(15,948)
Exploration and evaluation	(15,457)	-	-	(15,457)
General and administrative	(17)	-	(7,172)	(7,189)
Impairment expense	(6,086)	-	-	(6,086)
	(29,088)	(8,211)	(7,381)	(44,680)
Segment income (loss)	(24,849)	1,087	(5,368)	(29,130)

Revenues – supplemental:
Environmental services	-	9,298	-	9,298
Management fees	-	-	2,013	2,013
Toll milling services–deferred revenue	4,239	-	-	4,239
	4,239	9,298	2,013	15,550

Capital additions:
Property, plant and equipment	19,001	95	-	19,096

Long-lived assets:
Plant and equipment
Cost	98,737	4,399	294	103,430
Accumulated depreciation	(20,982)	(2,927)	(177)	(24,086)
Mineral properties	178,947	-	-	178,947
	256,702	1,472	117	258,291

For the year ended December 31, 2017, reportable segment results were as follows:

(in thousands)	Canada Mining	DES	Corporate and Other	Total

Statement of Operations:
Revenues	5,029	9,232	1,806	16,067

Expenses:
Operating expenses	(5,304)	(8,230)	(224)	(13,758)
Exploration and evaluation	(16,643)	-	-	(16,643)
General and administrative	(16)	-	(7,664)	(7,680)
Impairment reversal	331	-	-	331
	(21,632)	(8,230)	(7,888)	(37,750)
Segment income (loss)	(16,603)	1,002	(6,082)	(21,683)

Revenues – supplemental:
Environmental services	-	9,232	-	9,232
Management fees	-	-	1,806	1,806
Toll milling services	587	-	-	587
Toll milling services–deferred revenue	4,442	-	-	4,442
	5,029	9,232	1,806	16,067

Capital additions:
Property, plant and equipment	1,035	51	-	1,086

Long-lived assets:
Plant and equipment
Cost	98,558	4,334	294	103,186
Accumulated depreciation	(17,652)	(2,724)	(140)	(20,516)
Mineral properties	166,332	-	-	166,332
	247,238	1,610	154	249,002

As at January 1, 2017, reportable segment amounts for the Company’s long-lived assets were as follows:

(in thousands)	Canada Mining	DES	Corporate and Other	Total

Long-lived assets:
Plant and equipment
Cost	99,278	4,378	294	103,950
Accumulated depreciation	(14,339)	(2,495)	(96)	(16,930)
Mineral properties	165,372	-	-	165,372
	250,311	1,883	198	252,392

Revenue Concentration

The Company’s business from continuing operations is such that, at any given time, it sells its environmental and other services to a relatively small number of customers. During 2018, one customer from the corporate and other segment, three customers from the DES segment and one customer from the mining segment accounted for approximately 97% of total revenues consisting of 13%, 57% and 27% respectively. During 2017, one customer from the corporate and other segment, three customers from the DES segment and one customer from the mining segment accounted for approximately 95% of total revenues consisting of 11%, 53% and 31% respectively.

Revenue Commitments

Denison’s revenue portfolio consists of short and long-term sales commitments. The following table summarizes the expected future revenue, by segment, based on the customer contract commitments and information that exists as at December 31, 2018:

(in thousands)	2019	2020	2021	2022	2023	There- after	Total

Revenues – by Segment:
Canada Mining
Toll milling services – APG Arrangement	4,567	4,567	4,567	4,567	4,567	46,724	69,559
D.E.S
Environmental services	4,761	874	-	-	-	-	5,635
Corporate and Other
Management fees	489	-	-	-	-	-	489
Total Revenue Commitments	9,817	5,441	4,567	4,567	4,567	46,724	75,683

With the exception of the toll milling services related to the APG Arrangement, the amounts in the table above represent the estimated consideration that Denison will be entitled to receive when it satisfies the remaining performance obligations in its customer contracts. Various assumptions, consistent with past experience, have been made where the quantity of the performance obligation may vary.

The APG Arrangement toll milling revenue commitment represents the estimated non-cash amount of the revenue component of the Company’s deferred revenue balance at December 31, 2018 (see note 14). The difference between the total revenue commitment amount above and the liability on the balance sheet represents the cumulative remaining impact of discounting to the end of the APG Arrangement contract.